Document and Entity Information	Aug. 01, 2019
Cover page.
Amendment Description	On August 2, 2019, TreeHouse Foods, Inc. (NYSE: THS) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the "Original Form 8-K") to disclose pro forma information required by Item 2.01 and additional Non-GAAP information not otherwise required by Item 2.01 upon completion of the divestiture of a significant business. This Amendment No. 1 on Form 8-K/A amends the Original Form 8-K to refurnish Exhibit 99.2 in order to update the following: amount of "Income tax (benefit) expense" for the year ended December 31, 2017 from $(141.8 million) to $(37.4 million) on page 3 of the Exhibit, to update the amount of "Interest expense" for the year ended December 31, 2017 from $126.8 million to $123.5 million on page 3 of the Exhibit, to update the amount of "Interest expense" for the year ended December 31, 2018 from $114.6 million to $112.2 million on page 3 of the Exhibit, and to make corresponding changes to the subsequent line items in the "Reconciliation of Net (Loss) Income From Continuing Operations to Adjusted Net Income, Adjusted EBIT, and Adjusted EBITDAS From Continuing Operations" table. In addition, the Company updated the number of shares listed in Footnote 2 to the "Reconciliation of Diluted (Loss) Income Per Share From Continuing Operations To Adjusted Diluted EPS From Continuing Operations" table on Page 3 of Exhibit 99.2 for the year ended December 31, 2018 from 57.6 million to 56.5 million. Exhibit 99.2 to the Original Form 8-K, as corrected, is furnished as Exhibit 99.2 hereto, and supersedes in its entirety Exhibit 99.2 to the Original Form 8-K.
Document Type	8-K/A
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	TREEHOUSE FOODS, INC.
Entity File Number	001-32504
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2311383
Entity Address, Address Line One	2021 Spring RoadSuite 600
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	708
Local Phone Number	483-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	THS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001320695
Amendment Flag	true